Non-Cash Share-Based Compensation - Schedule of RSU Equity Award Activity (Details) - RSUs	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Number of Shares
Beginning of period (in shares) | shares	306,581	337,005	206,681
Granted (in shares) | shares	764,411	252,869	198,504
Vested (in shares) | shares	(65,293)	(181,275)	(63,735)
Forfeited (in shares) | shares	(29,477)	(102,018)	(4,445)
Ending of period (in shares) | shares	976,222	306,581	337,005
Weighted Average Grant Date Fair Value per Share
Beginning of period (in dollars per share) | $ / shares	$ 25.82	$ 27.47	$ 26.76
Granted (in dollars per share) | $ / shares	12.40	22.35	27.70
Vested (in dollars per share) | $ / shares	30.97	23.08	25.92
Forfeited (in dollars per share) | $ / shares	20.08	27.54	27.24
Ending of period (in dollars per share) | $ / shares	$ 15.14	$ 25.82	$ 27.47